SHARE-BASED COMPENSATION (General Disclosures) (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Nov. 01, 2017	Jul. 16, 2014
Incentive compensation plans [Abstract]
Incentive compensation plan, number of shares authorized (in shares)		17,000,000		21,800,000	25,000,000
Term of the 2014 Stock Plan (in years)	10 years
Common stock available for future awards under the 2014 Stock Plan (in shares)	9,000,000
Percentage which rate options generally vest per year (in hundredths)	25.00%
Maximum contractual term (in years)	10 years
Percentage market value of the common stock option exercise price is generally not less than (in hundredths)	100.00%
Time period after which participants of the performance stock award plan are entitled to receive unrestricted share of the company's stock, if specified performance targets are met	3 years
Percentage rate restricted stock units generally vest per year (in hundredths)	25.00%
Employee stock purchase plan [Abstract]
Compensation percentage maximum eligible contribution to purchase shares of common stock	10.00%
ESPP eligible employee common stock purchase price ratio	85.00%
Automatic annual increase in shares authorized for issuance in ESPP, without the Board of Directors determined amount, percentage (in hundredths)	1.00%
Common stock shares authorized and available for issuance under our ESPP (in shares)	75,000,000
ESPP Employee purchased shares (in shares)	885,110	1,085,382	1,234,111
ESPP employee purchases	$ 36	$ 32	$ 30
Number of common stock authorized and available for issuance under ESPP	21,302,108
Aggregate participant contributions	$ 23